ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Consideration Transferred, Fair Value of Assets Acquired and Liabilities Assumed
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed as of the acquisition date:

US$ MILLIONS
Fair value of consideration transferred:
Cash	$2,525
BAM Shares transferred by the Company	1,111
Fair value of the Company’s pre-existing reinsurance agreement effectively settled	(541)
Fair value of the Company’s pre-existing interest in AEL	897
Total	$3,992
Assets acquired:
Investments	$42,960
Cash and cash equivalents	13,367
Accrued investment income	414
Value of business acquired	9,321
Reinsurance recoverables and deposit assets	6,851
Property and equipment	42
Intangible assets	1,540
Other assets	671
Total assets acquired	75,166
Liabilities assumed:
Future policy benefits	311
Policyholders’ account balances	61,473
Market risk benefits	3,023
Notes payable	768
Subsidiary borrowings	84
Funds withheld for reinsurance liabilities	3,371
Other liabilities	2,093
Total liabilities assumed	71,123
Less: Non-controlling interest	713
Net assets acquired	3,330
Goodwill	$662